RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) CAD in Millions	6 Months Ended
	Jun. 30, 2015 CAD CAD / MMBTU CAD / gal CAD / bbl CAD / MWh	Dec. 31, 2014 CAD
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (3,820)	CAD (2,364)
Level 3
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(74)	CAD 149
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (1)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.17
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	4.48
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.72
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (3)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	73.63
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	75.37
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	74.52
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 27
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.25
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.56
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.13
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (149)
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	30.50
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	93.00
Market approach valuation technique | Level 3 | Commodity Contracts - Financial | Power | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MWh	56.37
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (30)
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	2.23
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	5.36
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Natural gas | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / MMBTU	3.55
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD (25)
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	49.82
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	118.91
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / bbl	73.17
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 12
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.24
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	1.64
Market approach valuation technique | Level 3 | Commodity Contracts - Physical | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Forward price | CAD / gal	0.96
Option model valuation technique | Level 3 | Commodity Options | Crude oil
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 27
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	19.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	28.00%
Option model valuation technique | Level 3 | Commodity Options | Crude oil | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	25.00%
Option model valuation technique | Level 3 | Commodity Options | NGL
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	CAD 68
Option model valuation technique | Level 3 | Commodity Options | NGL | Minimum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	10.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Maximum
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	62.00%
Option model valuation technique | Level 3 | Commodity Options | NGL | Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Option Volatility (as a percent)	39.00%